PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.5%
Asset-Backed Securities 9.8%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2021-61A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.427%(c)	04/20/37		550	$550,933
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	07/20/35		275	280,036
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.979(c)	07/15/30		250	250,185
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.256(c)	04/15/35	EUR	250	266,347
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.973(c)	01/27/36		500	502,853
CBAM LLC, Series 2021-15A, Class B1, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.390(c)	01/15/36		250	250,825
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.124(c)	07/25/36		150	151,341
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37		500	500,525
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.275(c)	07/20/36		100	101,549
ICG US CLO Ltd. (United Kingdom), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.327(c)	07/18/36		500	503,980
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.329(c)	09/14/36		200	201,359
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.432(c)	07/20/37		350	350,310
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.475(c)	01/20/35		250	250,016

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.576%(c)	04/16/37	500	$503,705
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.953(c)	10/20/33	250	251,751
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.775(c)	01/20/37	300	304,305
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.935(c)	10/25/34	250	245,293
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.879(c)	01/14/34	500	501,947
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36	500	506,258

Total Asset-Backed Securities (cost $6,403,477)				6,473,518
Corporate Bonds 18.5%
Aerospace & Defense 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	91	91,091
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	67,582
Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	104,468
Banks 15.1%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	1,725	1,683,729

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Jr. Sub. Notes, Series RR	4.375%(ff)	01/27/27(oo)	500	$468,810
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	340	339,762
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	2,050	1,933,115
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	7.500(ff)	05/10/29(oo)	175	179,486
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	557,649
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,200	1,178,944
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	1,000	969,062

Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500(ff)	05/02/84	1,750	1,782,513
Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	98,500
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	100	89,063
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	725	689,025
				9,969,658
Building Materials 0.1%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	45	44,999
Electric 0.9%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	92,935
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	138,485
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	101,522
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	250	259,052
				591,994
Environmental Control 0.1%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31	50	51,031

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625%	04/01/30	38	$33,743
Housewares 0.1%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	75	42,546
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	82,413
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	65,847
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27(d)	25	466
Sec’d. Notes, 144A (original cost $5,156; purchased 01/31/24)(f)	5.375	08/15/26(d)	75	1,361
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	25	18,537
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	11,492
				97,703
Oil & Gas 0.4%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	95,987
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	75	74,857
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28	65	65,009
				235,853

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000%	04/15/29	50	$47,434
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	24,812
				72,246
Pipelines 0.2%
Energy Transfer LP, Sr. Unsec’d. Notes	3.750	05/15/30	75	68,601
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	67,332
				135,933
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	43,356
Gtd. Notes	9.750	06/15/25	5	5,003
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,114
				52,473
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	62,264
Telecommunications 0.6%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $537; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	567
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30	6	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $100; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	20
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5	—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $189,709; purchased 01/29/24 - 05/15/24)(f)	10.500%	05/25/27	205	$200,357
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $74,616; purchased 01/29/24 - 05/15/24)(f)	10.500	11/25/28	114	90,879
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	42,944
Sec’d. Notes, 144A	4.875	06/15/29	25	14,999
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	24,943
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	49,859
				424,568

Total Corporate Bonds (cost $11,948,253)				12,160,565
Floating Rate and Other Loans 69.6%
Advertising 0.3%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	10.569(c)	02/15/29	50	49,969
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.909(c)	12/17/26	181	142,898
				192,867
Aerospace & Defense 0.6%
Propulsion BC FI (Spain), Term Loan, 1 Month SOFR + 4.000%	8.898(c)	09/14/29	50	50,413
Transdigm, Inc.,
Term I Loan, 3 Month SOFR + 2.750%	8.059(c)	08/24/28	50	50,216
Tranche K Term Loan, 3 Month SOFR + 2.750%	8.059(c)	03/22/30	100	100,409

TransDigm, Inc., Tranche J Term Loan, 3 Month SOFR + 3.250%	7.843(c)	02/28/31	200	200,290
				401,328

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Agriculture 0.2%
Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.350%^	8.679%(c)	10/15/26	96	$93,892
Term B Loan, 1 Month SOFR + 4.114%	9.444(c)	10/13/28	49	48,624
				142,516
Airlines 1.3%
American Airlines, Inc.,
Initial Term Loan, 6 Month SOFR + 3.500%	8.775(c)	06/04/29	200	199,550
Initial Term Loan, 3 Month SOFR + 5.012%	10.336(c)	04/20/28	236	244,965

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.400%	10.733(c)	06/21/27	130	132,974
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 2.750%	8.071(c)	02/22/31	300	300,589
				878,078
Auto Parts & Equipment 1.9%
Adient US LLC, Term B-2 Loan, 1 Month SOFR + 2.750%	8.079(c)	01/31/31	100	100,703
Clarios Global LP (Canada), 2024 Refinancing Term Loan Facility, 1 Month SOFR + 3.000%	8.329(c)	05/06/30	175	175,435
Dexko Global, Inc., 2023 Incremental Term Loan, 3 Month SOFR + 4.250%	9.559(c)	10/04/28	75	74,906
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	348	343,721
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/30/28	225	218,250

RealTruck Group, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.944(c)	01/31/28	73	72,953
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	105	101,311
Term B Loan, 3 Month SOFR + 5.100%	10.407(c)	11/17/28	150	146,250
				1,233,529

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.000%^	7.679%(c)	12/16/28	50	$49,562
Beverages 1.1%
Brewco Borrower LLC, First-Out New Money Term Loan, 3 Month SOFR + 6.250%	11.579(c)	04/05/28	273	273,933
City Brewing Co. LLC, Second Out Term Loan, 3 Month SOFR + 5.262%	10.590(c)	04/05/28	94	70,376
Pegasus Bidco BV (Netherlands), 2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	9.072(c)	07/12/29	397	399,239
				743,548
Building Materials 2.3%
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.942(c)	08/01/28	197	199,024
Tranche C Term Loan, 1 Month SOFR + 4.500%	9.817(c)	05/15/31	50	50,083

CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.179(c)	11/23/27	147	145,989
Emerald Borrower LP, Initial Term B Loan, 1 Month SOFR + 2.500%	7.829(c)	05/31/30	217	217,778
MIWD HoldCo II LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.829(c)	03/28/31	100	100,675
Quikrete Holdings, Inc., 2031 Term B Loan, 1 Month SOFR + 2.500%	7.829(c)	04/14/31	425	426,461
Smyrna Ready Mix Concrete LLC, New Term B Loan, 1 Month SOFR + 3.500%^	8.821(c)	04/02/29	251	252,103
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%^	10.442(c)	10/12/28	149	148,420
				1,540,533
Chemicals 3.2%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.074(c)	08/27/26	235	234,059

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Chemours Co. (The), Tranche B-3 USD Term Loan, 1 Month SOFR + 3.500%	8.829%(c)	08/18/28	65	$64,950
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.829(c)	11/15/30	125	124,101
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 4.250%	9.571(c)	08/18/28	172	172,188
INEOS US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.600%	8.929(c)	02/18/30	74	74,484
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.179(c)	03/14/30	74	74,406
New Term B Loan, 1 Month SOFR + 4.350%	9.679(c)	04/02/29	100	99,938

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	128	122,830
LSF11 A5 HoldCo, LLC,
Incremental Term Loan, 1 Month SOFR + 4.350%	9.679(c)	10/15/28	189	188,764
Term Loan, 1 Month SOFR + 3.614%	8.944(c)	10/15/28	300	300,300
Olympus Water US Holding Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 4.012%	9.321(c)	11/09/28	98	98,610
Term B-4 Loan, 3 Month SOFR + 4.250%	9.576(c)	11/09/28	97	97,580
Starfruit Finco BV,
Incremental Term B Loan, 1 Month SOFR + 3.500%	8.820(c)	04/03/28	99	99,839
Term B Loan, 3 Month SOFR + 3.500%	8.826(c)	04/03/28	248	249,609

Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	10.077(c)	10/26/26	99	98,596
				2,100,254
Commercial Services 7.6%
Albion Financing Sarl, 2023 Incremental USD Term Loan, 3 Month SOFR + 5.500%	10.831(c)	08/17/26	74	74,668
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	9.179(c)	05/12/28	250	249,938

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.321%(c)	02/15/29	122	$122,500
API Group DE, Inc., 2021 Repriced Term B Loan, 1 Month SOFR + 2.000%	7.329(c)	01/03/29	250	250,833
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	06/29/28	272	273,566
Avis Budget Car Rental LLC, New Tranche Term C Loan, 1 Month SOFR + 3.100%	8.429(c)	03/16/29	399	398,801
Cimpress PLC, 2024 Refinancing Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	8.329(c)	05/17/28	148	147,682
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.944(c)	06/02/28	249	245,303
Crisis Prevention Institute, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.043(c)	04/09/31	100	100,500
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	10.802(c)	01/31/31	50	50,000
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	303	294,780
Garda World Security Corp. (Canada), Fourth Additional Term Loan, 3 Month SOFR + 4.250%	9.583(c)	02/01/29	50	50,285
Grant Thornton LLP, Term Loan	—(p)	06/02/31	100	100,250
GTCR W Merger Sub LLC, Initial USD Term Loan, 3 Month SOFR + 3.000%	8.309(c)	01/31/31	350	351,096
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.579(c)	03/06/28	253	251,748
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/08/28	78	77,421
Kuehg Corp., Term B Loan, 3 Month SOFR + 4.500%	9.823(c)	06/12/30	199	199,958
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 3.850%	9.425(c)	02/23/29	302	295,978

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Learning Care Group (US) No. 2, Inc., 2024 Refinancing Term Loan, 3 Month SOFR + 4.000%	9.336%(c)	08/11/28	149	$149,847
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.750%	9.079(c)	05/04/28	250	251,344
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.512%	9.859(c)	09/01/28	132	109,952
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 2.900%	8.209(c)	11/23/28	247	247,584
Omnia Partners LLC, Repriced Term Loan, 2 Month SOFR + 3.250%	8.574(c)	07/25/30	200	200,217
PG Polaris Bidco Sarl (Luxembourg), Initial Term Loan, 3 Month SOFR + 3.500%	8.812(c)	03/26/31	100	100,656
Ryan LLC, Initial Term Loan, 1 Month SOFR + 3.500%	8.828(c)	11/14/30	127	127,300
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.429(c)	11/02/27	149	140,846
Vestis, Term B-1 Loan, 3 Month SOFR + 2.250%	7.577(c)	02/24/31	50	49,781
VT Topco, Inc., Term B Loan, 1 Month SOFR + 3.500%	8.829(c)	08/09/30	75	75,077
				4,987,911
Computers 2.4%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 6 Month LIBOR + 4.000%	12.500(c)	01/04/26(d)	197	36,368
Convergeone Holdings, Inc., Dip Loan, 1 Month SOFR + 8.000%^	13.323(c)	09/30/24	57	56,773
Fortress Intermediate, Term Loan^	—(p)	06/30/31	240	240,600
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.579(c)	03/01/29	125	125,156
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	9.163(c)	03/01/29	294	294,104

NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.179(c)	03/27/29	224	226,174
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.179(c)	02/01/28	294	293,645

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)

Redstone Holdco 2 LP, First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.194%(c)	04/27/28	61	$52,641
Sandvine Corp. (Canada), Initial Term Loan (First Lien), 6 Month SOFR + 4.928%	10.153(c)	10/31/25	123	28,362
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	10.312(c)	05/18/28	75	74,828
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.598(c)	08/20/25	221	190,507
				1,619,158
Distribution/Wholesale 0.7%
AIP RD Buyer Corp., 2024 Term Loan, 1 Month SOFR + 4.500%	9.829(c)	12/23/28	100	100,436
Closure Systems International Group, Inc., Amendment No. 4 Term Loan, 1 Month SOFR + 4.000%	9.329(c)	03/22/29	50	50,166
Fastlane Parent Co., Inc., Term B Loan, 1 Month SOFR + 4.500%	9.829(c)	09/29/28	50	49,584
Gloves Buyer, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.444(c)	12/29/27	25	24,969
Resideo Funding, Inc., Term Loan, 1 Month SOFR + 2.000%^	7.310(c)	06/13/31	100	100,250
Windsor Holdings III LLC, 2024 Term B Loan, 1 Month SOFR + 4.000%	9.320(c)	08/01/30	164	165,804
				491,209
Diversified Financial Services 1.5%
Blackhawk Network Holdings, Inc., Term B Loan, 1 Month SOFR + 5.000%	10.329(c)	03/12/29	125	125,417
Castlelake Aviation One, Initial Term Loan, 3 Month SOFR + 2.500%	7.829(c)	10/22/26	132	132,479
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.442(c)	03/20/28	294	294,319

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services (cont’d.)
Nuvei Technologies Corp. (Canada), Initial Term Loan, 1 Month SOFR + 3.100%	8.429%(c)	12/19/30	200	$200,124
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.429(c)	01/13/29	235	234,799
				987,138
Electric 0.7%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 1 Month SOFR + 4.750%	10.063(c)	05/01/31	125	125,573
Generation Bridge Northeast LLC, Term B Loan, 1 Month SOFR + 3.500%	8.829(c)	08/22/29	121	122,151
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.080(c)	01/29/27	185	181,211
Extended Term C Loan, 3 Month SOFR + 5.750%	11.080(c)	01/29/27	10	10,249
				439,184
Electronics 0.9%
Celestica, Inc. (Canada), Term Loan^	—(p)	06/20/31	100	99,875
Coherent Corp., Term B-1 Loan, 1 Month SOFR + 2.500%	7.829(c)	07/02/29	256	256,619
Ingram Micro, Inc., Term B Loan, 3 Month SOFR + 3.262%	8.571(c)	06/30/28	180	180,790
Roper Industrial Product, Tranche B Dollar Term Loan, 3 Month SOFR + 4.000%	9.302(c)	11/22/29	50	49,841
				587,125
Engineering & Construction 0.8%
Aegion Corp., New Initial Term Loan, 1 Month SOFR + 4.250%	9.579(c)	05/17/28	175	175,779
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.850%	8.179(c)	06/07/28	100	99,993
Michael Baker International LLC, Term Loan^	—(p)	12/01/28	25	25,062

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction (cont’d.)
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.364%	8.694%(c)	06/23/28	149	$148,489
Rockwood Service Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	01/23/27	74	74,825
				524,148
Entertainment 3.1%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.959(c)	02/10/27	185	153,624
Allwyn Entertainment Financing US LLC, Term Loan^	—(p)	06/30/31	75	75,094
AP Gaming I LLC, Term B Loan, 3 Month SOFR + 3.750%	9.052(c)	02/15/29	75	75,295
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.750%	8.097(c)	02/06/31	200	200,393
Term B Loan, 3 Month SOFR + 2.750%	8.097(c)	02/06/30	198	197,780

Cinemark USA, Inc., Term Loan, 1 Month SOFR + 3.750%	9.052(c)	05/24/30	223	224,329
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 4.000%	9.329(c)	08/31/30	50	50,271
Entain PLC (United Kingdom), Facility B-3, 1 Month SOFR + 2.750%	8.070(c)	10/31/29	247	247,537
Flutter Financing BV (Ireland), Term B Loan, 3 Month SOFR + 2.250%	7.559(c)	11/25/30	224	225,055
Golden Entertainment, Inc., Term B-1 Facility Term Loan, 1 Month SOFR + 2.750%	8.175(c)	05/28/30	132	132,581
Great Canadian Gaming Co., Term B Loan, 3 Month SOFR + 4.262%	9.590(c)	11/01/26	124	125,033
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.694(c)	04/26/28	150	149,531
Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	04/26/28	98	97,535

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.762%	13.064%(c)	06/03/28	34	$32,723
Second Out Term Loan, 3 Month SOFR + 7.762%^	13.064(c)	06/03/28	66	31,528
				2,018,309
Environmental Control 1.3%
Action Environmental Group, Inc. (The), Second Amendment Term B Loan, 2 Month SOFR + 4.000%^	9.324(c)	10/24/30	413	415,625
Covanta Holding Corp.,
2024 Incremental Term B Loan, 1 Month SOFR + 2.750%	8.071(c)	11/30/28	203	204,234
2024 Incremental Term C Loan, 1 Month SOFR + 2.750%	8.071(c)	11/30/28	11	11,145

JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.829(c)	10/17/30	200	200,000
				831,004
Foods 0.4%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	06/09/28	272	261,628
Hand/Machine Tools 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 3.600%	8.908(c)	10/08/27	65	65,153
Healthcare 0.2%
Lifepoint Health, Inc., 2024 Repricing Term B Loan, 2 Month SOFR + 4.750%	10.056(c)	11/16/28	117	117,704

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Products 0.4%
Auris Luxembourg III Sarl (Denmark), Facility B-4, 6 Month SOFR + 4.678%	9.564%(c)	02/27/29	50	$50,062
Medline Borrower LP, Term B Loan, 1 Month SOFR + 2.750%	8.079(c)	10/23/28	233	234,582
				284,644
Healthcare-Services 2.5%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.702(c)	02/15/29	251	208,914
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	10.571(c)	02/11/28	265	266,355
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.500%	9.930(c)	02/04/27	119	119,426
Mamba Purchaser, Inc., Term Loan, 1 Month SOFR + 3.614%	8.944(c)	10/16/28	49	49,168
Pacific Dental Services LLC, Refinancing Term Loan, 1 Month SOFR + 3.250%	8.567(c)	03/15/31	174	175,561
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/21/31	400	400,056
Radnet Management, Inc., Term B Loan, 3 Month SOFR + 2.500%	7.827(c)	04/18/31	100	100,094
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 3 Month SOFR + 6.750%	12.341(c)	06/26/26	214	158,006
Surgery Center Holdings, Inc., New First Lien Term Loan, 1 Month SOFR + 3.500%	8.821(c)	12/19/30	150	150,665
				1,628,245
Holding Companies-Diversified 0.7%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	9.079(c)	11/01/30	188	188,559
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%^	9.830(c)	12/19/30	325	294,225
				482,784

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings 0.9%
Snap One Holdings Corp., Initial Term Loan, 3 Month SOFR + 4.650%	9.952%(c)	12/08/28	198	$197,982
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.679(c)	06/29/28	326	311,358
Weber-Stephen Products LLC, Initial Term B Loan, 1 Month SOFR + 3.364%	8.694(c)	10/30/27	73	67,301
				576,641
Housewares 0.3%
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%	10.937(c)	08/26/27	48	46,638
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	10/06/28	207	172,425
				219,063
Insurance 2.5%
Acrisure LLC,
2020 Term B Loan, 1 Month LIBOR + 3.500%	8.944(c)	02/15/27	100	99,906
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194(c)	02/15/27	344	344,115
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.694(c)	02/15/27	49	49,617

AmWINS Group, Inc., Term Loan, 1 Month SOFR + 2.364%	7.694(c)	02/19/28	63	63,245
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/14/31	231	232,984
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.694(c)	01/20/29	200	185,861
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	07/31/27	243	238,241
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.429(c)	08/19/28	114	112,848
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.679(c)	08/21/28	74	73,638
Second Lien Term B-3 Loan, 1 Month SOFR + 5.364%	10.694(c)	01/31/28	50	46,922

Broadstreet Partners, Inc., Term Loan	—(p)	06/13/31	225	225,884
				1,673,261

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Internet 0.6%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.681%(c)	11/30/27	157	$151,374
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.579(c)	05/03/28	271	271,112
				422,486
Investment Companies 0.8%
GIP Pilot Acquisition Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	7.827(c)	10/04/30	274	275,427
Guardian US Holdco, Initial Term Loan, 3 Month SOFR + 3.500%	8.809(c)	01/31/30	174	173,342
WEC US Holdings Ltd., Initial Term Loan, 1 Month SOFR + 2.750%	8.079(c)	01/27/31	100	100,450
				549,219
Leisure Time 2.1%
Alterra Mountain Co., Term B-5 Loan, 1 Month SOFR + 3.500%	8.829(c)	05/31/30	124	124,993
Amer Sports Co. (Finland), Initial USD Term Loan, 3 Month SOFR + 3.250%	8.577(c)	02/17/31	150	150,938
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.079(c)	12/13/29	319	320,408
Carnival Corp., 2027 Term Loan, 1 Month SOFR + 2.750%	8.075(c)	08/08/27	76	76,733
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.425(c)	12/01/28	70	69,197
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.500%	8.829(c)	05/01/31	200	200,875
Recess Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.829(c)	02/21/30	200	201,000
Topgolf Callaway Brands Corp., Initial Term Loan, 1 Month SOFR + 3.000%	8.329(c)	03/15/30	238	238,799
				1,382,943

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Lodging 0.6%
Station Casinos LLC, Term B Facility Loan, 1 Month SOFR + 2.250%	7.579%(c)	03/14/31	175	$175,356
Travel Leisure Co., 2023 Incremental Term Loan, 1 Month SOFR + 3.350%	8.671(c)	12/14/29	100	100,311
Wyndham Hotels & Resorts, Inc., Term Loan, 1 Month SOFR + 1.750%	7.172(c)	05/24/30	125	125,117
				400,784
Machinery-Construction & Mining 0.2%
Vertiv Group Corp., Term Loan, 1 Month SOFR + 2.614%	7.930(c)	03/02/27	149	149,184
Machinery-Diversified 2.0%
Chart Industries, Inc., New Term B Loan, 1 Month SOFR + 3.350%	8.673(c)	03/15/30	159	159,985
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.813(c)	09/28/28	149	148,596
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 3 Month SOFR + 4.012%	9.321(c)	05/19/28	49	49,651
Hyster-Yale Group, Inc., Term B Loan Facility, 1 Month SOFR + 3.614%	8.944(c)	05/26/28	316	314,062
LSF12 Badger Bidco LLC, Initial Term Loan, 1 Month SOFR + 6.000%	11.329(c)	08/30/30	75	74,159
Pro Mach Group, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.829(c)	08/31/28	89	89,205
Star US Bidco LLC, Initial Term Loan, 1 Month SOFR + 4.350%	9.679(c)	03/17/27	50	50,093
STS Operating, Inc., First Refinancing Term Loan, 3 Month SOFR + 4.100%	9.420(c)	03/25/31	100	100,656
TK Elevator US Newco, Inc. (Germany), Facility B-2 (USD), 1 Month SOFR + 3.500%	8.791(c)	04/30/30	224	225,880
Zekelman Industries, Inc., 2024 Term Loan, 1 Month SOFR + 2.250%	7.572(c)	01/24/31	100	100,100
				1,312,387

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 2.4%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329%(c)	10/31/27	124	$108,240
Audacy Capital Corp.,
Term B-2 Loan	8.074	11/18/24	75	39,938
Term Loan, 1 Month SOFR + 6.000%	11.444(c)	08/19/24	6	5,920

Charter Communications Operating LLC, Term B-4 Loan, 3 Month SOFR + 2.000%	7.302(c)	12/07/30	175	173,423
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817(c)	01/18/28	196	188,586
Diamond Sports Group LLC,
Dip Term Loan	5.000	12/02/24	29	42,317
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	11	10,449
Second Lien Term Loan	8.175	08/24/26(d)	397	7,444

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	09/25/26	240	188,329
Sinclair Television Group, Inc., Term B-4 Loan, 1 Month SOFR + 3.850%	9.179(c)	04/21/29	98	65,781
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.559(c)	06/24/29	49	49,094
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.694(c)	01/31/29	291	288,656
Term Loan^	—(p)	01/31/29	100	98,500

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.350%	8.656(c)	03/31/31	300	288,825
				1,555,502
Metal Fabricate/Hardware 1.2%
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.329(c)	08/16/29	175	175,981
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30	225	223,312
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.555(c)	10/12/28	158	154,522

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.429%(c)	03/31/28	49	$47,904
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	1.000(c)	03/31/28	9	9,291

Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 1 Month SOFR + 6.000%^	11.313(c)	03/01/30	175	171,937
				782,947
Mining 0.3%
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loan, 1 Month SOFR + 3.750%	9.079(c)	08/19/30	174	175,519
Miscellaneous Manufacturing 0.9%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%^	8.937(c)	11/30/28	275	273,625
Gates Global LLC,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.000%	8.329(c)	11/16/29	246	246,629
Term Loan, 1 Month SOFR + 2.250%	7.560(c)	06/04/31	75	75,140
				595,394
Packaging & Containers 1.1%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.775%	9.104(c)	04/13/29	138	138,238
Pregis TopCo LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.750%	9.079(c)	07/31/26	100	100,043
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), PRIME + 4.600%	9.927(c)	10/02/28	52	45,100
Proampac PG Borrower LLC, 2024 Term B Loan, PRIME + 8.500%	9.329(c)	09/15/28	98	99,150
Supplyone, Inc., Term B Loan, 1 Month SOFR + 4.250%	9.579(c)	04/19/31	125	126,094

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.571%(c)	09/15/28	98	$98,225
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.559(c)	09/15/28	50	49,855
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.302(c)	09/15/28	98	98,520
				755,225
Pharmaceuticals 0.6%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	9.409(c)	10/01/27	245	238,134
Sharp Services LLC, Tranche C Term Loan, 3 Month SOFR + 3.750%^	9.052(c)	12/31/28	150	151,312
				389,446
Pipelines 1.4%
AL GCX Holdings LLC, Initial Term Loan, 1 Month SOFR + 3.250%	8.572(c)	05/17/29	189	189,184
Al Ngpl Holdings LLC, Term Loan, 3 Month SOFR + 3.250%	8.556(c)	04/13/28	299	299,308
BIP Pipeco Holdings LLC, Term Loan, 3 Month SOFR + 3.250%	8.556(c)	12/05/30	225	225,633
GIP III Stetson I LP, Initial Term Loan, 1 Month SOFR + 3.500%	8.829(c)	10/31/28	114	114,888
Prairie ECI Acquiror LP, Initial Term B-2 Loan, 1 Month SOFR + 4.750%	10.079(c)	08/01/29	75	75,176
				904,189
Private Equity 0.4%
Harbourvest Partners LP, 2024 Term Loan Facility, 1 Month SOFR + 2.500%^	7.829(c)	04/19/30	239	238,835

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Real Estate 0.6%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.600%	7.929%(c)	08/27/25	220	$219,194
Greystar Real Estate Partners LLC, Term B-1 Loan, 3 Month SOFR + 3.250%^	8.577(c)	08/21/30	149	149,997
				369,191
Real Estate Investment Trusts (REITs) 1.2%
Blackstone Mortgage Trust, Inc.,
New Term B Loan, 1 Month SOFR + 2.864%	8.194(c)	04/23/26	98	96,509
Term B-4 Loan, 1 Month SOFR + 3.500%	8.829(c)	05/09/29	449	430,018

Starwood Property Mortgage LLC, Term B Loan, 1 Month SOFR + 3.250%	8.579(c)	11/18/27	99	99,745
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month SOFR + 2.600%	7.929(c)	07/26/26	146	145,629
				771,901
Retail 3.0%
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	8.625(c)	06/29/29	223	223,623
EG America LLC (United Kingdom), Facility B Tranche C, SOFR + 5.928%	11.269(c)	02/07/28	197	192,126
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28	180	179,677
Harbor Freight Tools USA, Inc., 2021 Refinancing Loan, 1 Month SOFR + 2.864%	8.194(c)	10/19/27	350	350,000
Johnstone Supply LLC, Term Loan	—(p)	05/16/31	75	75,156
Kodiak BP LLC, 2024-1 Term Loan, 3 Month SOFR + 3.750%	9.059(c)	03/12/28	75	75,469
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.179(c)	12/17/27	111	110,930
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.821(c)	03/03/28	225	203,719

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
Prime Source, Intial Term Loan, 3 Month SOFR + 5.564%	8.814%(c)	12/28/27	200	$197,775
Whatabrands LLC, Term B Loan, 1 Month SOFR + 2.750%	8.079(c)	08/03/28	349	349,544
				1,958,019
Semiconductors 0.3%
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	11.694(c)	04/30/26	148	128,525
Ultra Clean Holdings, Inc., Term Loan First Lien, 1 Month SOFR + 3.500%	8.829(c)	02/27/28	75	75,469
				203,994
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., 2023-2 Rolled Term B Loan, 1 Month SOFR + 4.000%	9.321(c)	06/14/30	147	147,112
Software 6.1%
Applovin Corp., 2030 Initial Term Loan, 1 Month SOFR + 2.500%	7.829(c)	08/16/30	199	199,810
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/15/29	425	423,974
BEP Intermediate Holdco LLC, Initial Term Loan, 1 Month SOFR + 3.750%^	9.075(c)	04/25/31	125	125,781
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.000%	9.329(c)	12/29/28	198	198,997
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	8.079(c)	01/31/31	175	175,044
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	9.179(c)	10/08/28	210	209,587
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	250	250,078
CT Technologies Intermediate Holdings, Inc., 2021 Reprice Term Loan, 1 Month SOFR + 4.364%	9.694(c)	12/16/25	148	147,300

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Dun & Bradstreet Corp., Incremental B-2 Term, 1 Month SOFR + 2.750%	8.075%(c)	01/18/29	125	$125,332
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 3.250%^	8.579(c)	10/30/30	135	136,013
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.194(c)	12/01/27	125	125,747
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.829(c)	12/01/27	25	25,092

Hireright Holdings Group, 2023 Extending Term, 1 Month SOFR + 4.000%	9.329(c)	09/27/30	199	199,313
Instructure Holdings, Inc., Initial Term Loan, 3 Month SOFR + 3.012%	8.354(c)	10/30/28	224	224,568
Playtika Ltd., Term B-1 Loan, 1 Month SOFR + 2.864%	8.194(c)	03/13/28	149	149,324
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.591(c)	06/02/28	132	131,567
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.929(c)	10/02/28	222	218,366
Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 3 Month SOFR + 4.250%	9.597(c)	04/05/30	199	199,064
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	121	97,190
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1 Month SOFR + 2.000%	7.320(c)	05/09/31	170	170,655
VS Buyer LLC, 2024 Refinancing Initial Term Loan, 1 Month SOFR + 3.250%	8.571(c)	04/12/31	125	125,781
Waystar Technologies, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	9.329(c)	10/22/29	77	76,820
Webpros Investments Sarl (Luxembourg), 2024 Term Loan, 1 Month SOFR + 4.000%^	9.328(c)	03/28/31	50	50,250

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	8.829%(c)	12/21/29	125	$124,922
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	8.079(c)	09/28/29	150	150,583
				4,061,158
Telecommunications 3.9%
Altice France SA (France), USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%	9.278(c)	01/31/26	124	102,968
Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%	14.621(c)	11/01/25	10	1,755
Second Out Term Loan, 3 Month SOFR + 7.762%	13.071(c)	07/31/25	5	4,824
Super Priority First Lien Third Out Term Loan, 1 Month SOFR + 5.352%	10.661(c)	07/31/25	100	81,340

CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.302(c)	12/17/27	181	181,873
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	8.694(c)	04/06/26	197	176,135
Connect Finco SARL (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.829(c)	09/27/29	227	215,909
Crown Subsea Communications Holding, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.080(c)	01/30/31	150	151,162
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	132	126,597
Global Tel Link Corp., First Lien Term Loan, 1 Month SOFR + 4.350%	9.679(c)	11/29/25	52	51,106
Iridium Satellite LLC, Covenant-Lite Term B Loan, 1 Month SOFR + 2.500%	7.829(c)	09/20/30	142	141,868
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	165	159,792
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	165	159,106

Lorca Co., Term Loan	—(p)	04/30/31	125	125,625
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	60	41,316

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785%(c)	04/15/30	61	$41,836
Term Loan^	—(p)	06/01/28	6	5,071
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	22	12,094
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	50	7,449

Orbcomm, Inc., Closing Date Term Loan, 3 Month SOFR + 4.512%	9.776(c)	09/01/28	97	82,195
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	11.073(c)	08/01/29	236	220,357
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.829(c)	03/02/29	389	357,804
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.571(c)	10/02/28(d)	419	61,279
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.444(c)	03/09/27	105	90,789
				2,600,650
Textiles 0.9%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.202(c)	12/12/25	646	628,664
Transportation 0.8%
First Student Bidco, Inc., Incremental Term B Loan, 3 Month SOFR + 4.100%	9.402(c)	07/21/28	162	161,789
Genesee & Wyoming, Inc., Initial Term B Loan, 2 Month SOFR + 2.000%	7.301(c)	04/10/31	100	100,199
Kenan Advantage Group, Inc. (The), Term B-3 Loan, 1 Month SOFR + 3.750%	9.079(c)	01/25/29	25	24,938

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Transportation (cont’d.)
Pods LLC, Term Loan, 3 Month SOFR + 3.262%	8.591%(c)	03/31/28	123	$116,288
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 3.000%	8.329(c)	09/15/28	100	100,208
				503,422

Total Floating Rate and Other Loans (cost $46,360,026)				45,934,695
Residential Mortgage-Backed Securities 0.6%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.824(c)	05/25/33	122	123,068
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.674(c)	03/29/27	270	271,467

Total Residential Mortgage-Backed Securities (cost $392,396)				394,535

	Shares
Common Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $11,205; purchased 01/29/24)*^(f) (cost $11,205)	9,237	19,860
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $13,030; purchased 01/26/24 - 01/29/24)*^(f) (cost $13,030)	1,692	17,602

Total Long-Term Investments (cost $65,128,387)		65,000,775

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $1,263,012)(wb)	1,263,012	$1,263,012

TOTAL INVESTMENTS 100.4% (cost $66,391,399)		66,263,787
Liabilities in excess of other assets(z) (0.4)%		(287,685)

Net Assets 100.0%		$65,976,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,519,124 and 5.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $296,042. The aggregate value of $331,112 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), Delayed Draw Term Loan, 4.500%, Maturity Date 10/24/30 (cost $61,957)^	62	$62,344	$387	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $22,500)	23	22,331	—	(169)
Ryan LLC, Delayed Draw Term Loan, 3.500%, Maturity Date 11/14/30 (cost $13,333)	13	13,400	67	—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $11,550)	12	11,406	—	(144)
		$109,481	$454	$(313)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
21	2 Year U.S. Treasury Notes	Sep. 2024	$4,277,766	$756
31	5 Year U.S. Treasury Notes	Sep. 2024	3,279,703	6,149
7	10 Year U.S. Treasury Notes	Sep. 2024	761,578	2,834
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	122,438	1,530
				$11,269
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/24	BOA	EUR	240	$260,412	$260,616	$204	$—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/24	SSB	EUR	240	$257,089	$260,617	$—	$(3,528)
Expiring 07/02/24	BOA	EUR	240	260,736	260,950	—	(214)
				$517,825	$521,567	—	(3,742)
						$204	$(3,742)
Credit default swap agreements outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	5,200	3.335%	$334,036	$405,049	$71,013
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	5,425	0.499%	114,940	132,661	17,721
					$448,976	$537,710	$88,734
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Invesco Senior Loan ETF(T)	1 Day SOFR +40bps(T)/ 5.740%	BNP	06/07/24	111	$(826)	$—	$(826)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).